Organization and Description of Business (Details) - Schedule of all inter-company balances and transactions	12 Months Ended
	Dec. 31, 2020
RETO [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	Parent
REIT Holdings (China) Limited (“REIT Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Gu'an, China	[1]
Ownership Percentage	0%	[1]
REIT Mingsheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Changjiang, China
Ownership Percentage	100%
Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. (“Ruirong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Langfang, China
Ownership Percentage	100%
Hainan REIT Construction Project Co., Ltd. (“REIT Construction”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
REIT Xinyi New Materials Co., Ltd. (“REIT Xinyi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Nanjing, China
Ownership Percentage	100%
REIT Technology Development (America), Inc. (“REIT US”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	California, U.S.A
Ownership Percentage	100%
REIT Q GREEN Machines Private Limited (“REIT India”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India
Ownership Percentage	51%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yancheng, China
Ownership Percentage	100%
Datong Ruisheng Ecological Technology Co., Ltd. (“Datong Ruisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
Guangling Ruitu Ecological Cultural Tourism Co., Ltd. (“Guangling Ruitu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
Ruitu (Xiong’an, Hebei) Eco Technology Co., Ltd.(Ruitu Xiong’an) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xiong'an, China
Ownership Percentage	100%

[1]	On January 2, 2020, Beijing REIT sold its 100% equity interests in Gu’an REIT to Hebei Huishitong Technology Inc. (“Huishitong”). After the transaction, the Company no longer owns any equity interest in Gu’an REIT as of the date of this report. (See Note 4—Discontinued operations.)